LEASES - Summary of finance leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Total gross investment in finance lease receivable/ present value of minimum payments	$ 35,036,051	$ 33,153,847
Less: Future financial income	(9,916,423)	(8,650,530)
Present value of payments receivable	25,119,628	24,503,317
Minimum non-collectable payments impairment	(1,520,880)	(1,996,033)
Total	$ 23,598,748	$ 22,507,284
Minimum
LEASES
Term of finance lease	1 year	1 year
Maximum
LEASES
Term of finance lease	10 years	10 years
Less than 1 year
LEASES
Total gross investment in finance lease receivable/ present value of minimum payments	$ 1,183,637	$ 1,242,852
Present value of payments receivable	735,304	1,103,071
Between 1 and 5 years
LEASES
Total gross investment in finance lease receivable/ present value of minimum payments	8,352,753	10,228,072
Present value of payments receivable	6,958,333	8,532,456
Greater than 5 years
LEASES
Total gross investment in finance lease receivable/ present value of minimum payments	25,499,661	21,682,923
Present value of payments receivable	$ 17,425,991	$ 14,867,790